Loans And Receivables Details of loans and receivables (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Disclosure Of Loans And Receivables [Abstract]
Due from banks	₩ 8,868,378		₩ 14,815,476
Loans	251,523,301		235,400,585
Other receivables	6,714,525		8,176,572
Total	₩ 267,106,204	$ 250,235,337	₩ 258,392,633